CAPITAL STOCK - PSUs Outstanding (Details) - PSUs	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards outstanding (in shares) | shares	1,034,239	1,103,311
Weighted average fair value per award outstanding (in dollars per share) | $	$ 9.49	$ 14.14
March 21, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	50.00%
December 20, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	0.00%
March 20, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	50.00%
March 21, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	113.00%